Amerigo Fund
AMERIGO FUND SUMMARY
Investment Objective:
The investment objective is long-term growth of capital without regard to current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Amerigo Fund	Class C	Class N
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Amerigo Fund		Class C	Class N
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		1.00%	none
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.26%	0.26%
Total Annual Fund Operating Expenses		2.44%	1.44%
Fee waiver and Expense Reimbursements	[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver		2.41%	1.41%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that Class N Share and Class C Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% and 2.15% of average daily net assets; respectively. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Amerigo Fund (USD $)	1	3	5	10
Class C	344	758	1,298	2,774
Class N	144	453	784	1,722

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Amerigo Fund (USD $)	1	3	5	10
Class C	244	758	1,298	2,774
Class N	144	453	784	1,722

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds used by the Fund in its allocations consist primarily of ETFs. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, fundamental research and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Although the Fund does not seek current income, it may invest up to 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit quality(including “junk bonds”), or Underlying Funds that invest in these securities, whenever CLS believes these investments offer a potential for capital appreciation. Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels similar to those of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000 Index and 20% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Fund’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance, as well as against a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 20.66% (quarter ended, June 30, 2009) and the lowest return for a quarter was -25.50% (quarter ended December 31, 2008). The year to date return of the Fund’s Class N shares for the period ended June 30, 2014 is 5.55%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Amerigo Fund		Label	1 Year	5 Years	10 Years
Class N	[1]	Return before taxes	24.10%	16.44%	6.72%
Class N Return after taxes on distributions	[2]		23.89%	16.26%	6.17%
Class N Return after taxes on distributions and sale of Fund shares	[2]		13.81%	13.29%	5.42%
Class C		Return before taxes	22.85%	15.29%	5.67%
Russell 3000® Index	[3]		33.55%	18.71%	7.88%
Risk Budget Benchmark	[4]		29.76%	17.58%	7.89%
[1]	Class N Shares have lower expenses than Class C Shares of the Amerigo Fund, and unlike Class C Shares, are not subject to any contingent deferred sales charge.
[2]	After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is a market capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.

Clermont Fund
CLERMONT FUND SUMMARY
Investment Objective:
The investment objective is a combination of current income and growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Clermont Fund Class N
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.30%
Total Annual Fund Operating Expenses		1.53%
Fee waiver and Expense Reimbursements	[2]	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver		1.45%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Clermont Fund Class N	148	476	827	1,817

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Investing at least 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit qualities (including “junk bonds”), or Underlying Funds that invest in these securities, in order to maximize the Fund’s total return, or in individual securities that may provide current income. Total Return refers to the annual total return on an investment including appreciation and dividends or interest. Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels similar to approximately 55% of those of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Fund’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted).

When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance, as well as against a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 13.32% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.93% (quarter ended December 31, 2008). The year to date return for the period ended June 30, 2014 is 3.75%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Clermont Fund		Label	1 Year	5 Years	10 Years
Class N		Return before taxes	10.68%	11.19%	4.31%
Class N Return after taxes on distributions	[1]		8.47%	10.21%	3.39%
Class N Return after taxes on distributions and sale of Fund shares	[1]		7.07%	8.67%	3.25%
Russell 3000® Index	[2]		33.55%	18.71%	7.88%
Risk Budget Benchmark	[3]		16.39%	9.71%	5.06%
[1]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[2]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[3]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.

Select Allocation Fund
SELECT ALLOCATION FUND SUMMARY
Investment Objective:
The investment objective is total return, consisting of capital growth and income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Select Allocation Fund Class N
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.28%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.26%
Total Annual Fund Operating Expenses		1.54%
Fee waiver and Expense Reimbursements	[2]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver		1.41%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Select Allocation Fund Class N	144	474	827	1,823

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing primarily in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. While pursuing its investment objective, the Fund will not invest less than 35% of its total assets in Underlying Funds or other securities that seek capital appreciation or growth. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Investing up to 65% of its total assets in Underlying Funds that seek total return, or directly or indirectly in fixed income securities of any credit quality (including “junk bonds”) and maturity, whenever CLS believes these investments offer a potential for total return. Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels approximately 80% of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the overall risk ofthe Fund’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market. The actual investment of the Fund’s assets may range from 35% to 100% in underlying equity funds and 0% to 65% in underlying bond funds, but typically will be in the middle third of such ranges.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund (formerly known as the Berolina Fund) by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, for five years and over the life of the Fund compare with those of a broad measure of market performance, as well as a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 20.07% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.34% (quarter ended December 31, 2008). The year to date return for the period ended June 30, 2014 is 4.53%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Select Allocation Fund		Label	1 Year	5 Years	Life of Fund		Inception Date
Class N		Return before taxes	18.92%	14.93%	4.55%	[1]	Jan. 27, 2006
Class N Return after taxes on distributions	[2]		16.25%	14.03%	3.72%
Class N Return after taxes on distributions and sale of Fund shares	[2]		12.04%	11.84%	3.41%
Russell 3000® Index	[3]		33.55%	18.71%	7.22%
Risk Budget Benchmark	[4]		23.82%	14.09%	5.62%
[1]	The Fund commenced operations on January 27, 2006.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 80% of a blended benchmark consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US), and (ii) 20% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.

Descartes Fund
DESCARTES FUND SUMMARY
Investment Objective:
The investment objective is long-term growth of capital without regard to current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Descartes Fund Class N
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.35%
Total Annual Fund Operating Expenses		1.65%
Fee waiver and Expense Reimbursements	[2]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		1.50%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Descartes Fund Class N	153	506	883	1,942

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Although the Fund does not seek current income, it may invest up to 30% of its total assets in fixed income securities such as government bonds, government agency bonds, and corporate bonds, of any credit quality (including “junk bonds”) and maturity, or Underlying Funds that invest in these securities, whenever CLS believes these investments offer a potential for capital appreciation. Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels approximately 90% of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Fund’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market. The actual investment of the Fund’s assets may range from 35% to 100% in underlying equity funds and 0% to 65% in underlying bond funds, but typically will be in the middle third of such ranges. The Fund typically will invest in Underlying Funds that invest in equities, but may invest up to 30% of the Fund’s net assets in fixed income securities.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, for five years and over the life of the Fund compare with those of a broad measure of market performance, as well as a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 21.01% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.36% (quarter ended December 31, 2008). The year to date return for the period ended June 30, 2014 is 4.40%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Descartes Fund		Label	1 Year	5 Years	Life of Fund		Inception Date
Class N		Return before taxes	21.26%	15.79%	4.97%	[1]	Apr. 19, 2006
Class N Return after taxes on distributions	[2]		18.87%	15.20%	4.51%
Class N Return after taxes on distributions and sale of Fund shares	[2]		12.30%	12.55%	3.83%
Russell 3000® Index	[3]		33.55%	18.71%	7.02%
Risk Budget Benchmark	[4]		26.79%	15.83%	5.85%
[1]	The Descartes Fund commenced operations on April 19, 2006.
[2]	After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is a market capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.

Liahona Fund
LIAHONA FUND SUMMARY
Investment Objective:
The investment objective is growth of capital and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Liahona Fund Class N
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.33%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.33%
Total Annual Fund Operating Expenses		1.66%
Fee waiver and Expense Reimbursements	[2]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.56%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The one-year fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the fee waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Liahona Fund Class N	159	514	893	1,957

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities such as government bonds, corporate bonds, government agency bonds, and common stock that may provide capital appreciation. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• The Fund utilizes a quantitative strategy that analyzes how closely the performance of asset classes is related and seeks to add value through asset class selection. The quantitative strategy utilizes complex statistical techniques to build a risk controlled portfolio. CLS seeks to exploit opportunities that arise when asset classes become mis-valued while maintaining risk controls by shifting allocations from asset classes CLS considers to be overvalued to asset classes CLS considers to be undervalued. Through a disciplined and systematic evaluation process utilizing statistical measures such as standard deviation, correlation and co-variances, this process identifies over and undervalued asset classes and takes positions versus benchmark asset class weights.

• Investing at least 10% of its total assets in Underlying Funds that seek current income, or other securities such as government bonds, corporate bonds and government agency bonds that invest in, long, medium, or short-term bonds and other fixed income securities of any credit quality (including “junk bonds”) and maturity in order to maximize the Fund’s current income, or in individual securities that may provide current income. While the Fund does emphasize holding periods of over one-year, the fixed income securities will normally generate taxable income. Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Fund’s portfolio is invested to maintain risk levels approximately 70% of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Fund’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market. The actual Fund investment in underlying equity funds typically will range from 50% to 85% of the Fund’s assets, with a minimum of 10% in bonds.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and over the life of the Fund compare with those of a broad measure of market performance, as well as a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.07% (quarter ended December 31, 2008). The year to date return for the period ended June 30, 2014 is 3.71%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Liahona Fund		Label	1 Year	5 Years	Life of Fund		Inception Date
Class N		Return before taxes	13.38%	11.75%	3.76%	[1]	Apr. 19, 2006
Class N Return after taxes on distributions	[2]		11.11%	10.85%	3.05%
Class N Return after taxes on distributions and sale of Fund shares	[2]		9.41%	9.30%	2.89%
Russell 3000® Index	[3]		33.55%	18.71%	7.02%
Risk Budget Benchmark	[4]		20.85%	12.33%	4.85%
[1]	The Liahona Fund commenced operations April 19, 2006.
[2]	After-tax returns are shown for Class N Shares only and will differ from Class C Shares because Class C Shares have a higher expense ratio. After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 70% of a blended benchmark consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US), and (ii) 30% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.

Enhanced Income Fund
ENHANCED INCOME FUND SUMMARY
Investment Objective:
The investment objective is total return, consisting of capital growth and income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Enhanced Income Fund Class N Shares
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.47%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.42%
Total Annual Fund Operating Expenses		1.79%
Fee waiver and Expense Reimbursements	[2]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver		1.47%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.05% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Enhanced Income Fund Class N Shares	150	532	940	2,079

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC, seeks to achieve the Fund’s investment objective by using the following investment strategies:

• investing in a diversified portfolio of Underlying Funds. The Fund invests primarily in equity Underlying Funds based on U.S. companies, indices and sectors, but may invest in Underlying Funds linked to foreign indexes; as well as Underlying Funds linked to fixed income indexes.

• as a hedging technique, investing in ETFs that are inverse to the market (the value of the ETF goes up when the market or a certain sector goes down); and

• writing (selling) exchange traded covered call options with respect to all or a portion of portfolio to generate income as an enhancement to dividends and capital appreciation.

When the Fund sells a covered call option, the purchaser of the option has the right to buy a particular security, including an index-based ETF, at a predetermined price (exercise price) during the life of the option. The option is “covered” because the Fund owns the security at the time it sells the option. The income received by the Fund from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. The Fund generally intends to sell call options that are “out-of-the-money,” meaning that option exercise prices generally will be slightly higher than the current level of the index at the time the options are written. The options are typically written on equity, fixed income and commodity ETFs. If a call option becomes “in-the-money” prior to expiration, the portfolio manager determines whether the security should be allowed to be called away or the call option re-purchased and another “out-of-the-money” call option written based on the volatility of the underlying security and the time to expiration.

The Fund’s portfolio is invested to maintain risk levels similar to approximately 40% of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Fund’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Fund’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund offers a better opportunity to achieve the Fund’s objective. CLS may sell an inverse ETF when it believes that the opportunities for the hedged investment have improved.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Call Option Risk: When the Fund writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Fund could significantly underperform the market.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Underlying Funds that are linked to foreign indexes may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

Inverse Risk: The Fund engages in hedging activities by investing in inverse ETFs. Inverse ETF’s may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compare with those of a broad measure of market performance, as well as a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 5.85% (quarter ended September 30, 2010) and the lowest return for a quarter was -8.57% (quarter ended September 30, 2011). The year to date return for the period ended June 30, 2014 is 1.20%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Enhanced Income Fund		Label	1 Year	Life of Fund		Inception Date
Class N Shares		Return before taxes	7.26%	5.65%	[1]	Oct. 01, 2009
Class N Shares Return after taxes on distributions	[2]		5.46%	4.22%
Class N Shares Return after taxes on distributions and sale of Fund shares	[2]		4.18%	3.93%
Russell 3000® Index	[3]		33.55%	17.70%
Risk Budget Benchmark	[4]		11.93%	6.31%
[1]	Enhanced Income Fund commenced operations on October 1, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a customized composite with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 40% of a blended benchmark consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US), and (ii) 60% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.

Flexible Income Fund
FLEXIBLE INCOME FUND SUMMARY
Investment Objective:
The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Flexible Income Fund Class N Shares
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.32%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.29%
Total Annual Fund Operating Expenses		1.26%
Fee waiver and Expense Reimbursements	[2]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 0.80% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Flexible Income Fund Class N Shares	111	383	675	1,508

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

Under normal circumstances, the Fund invests at least 80% of its total assets in a diversified portfolio of fixed income securities, or exchange traded funds (“ETFs”) that invest in fixed income securities. The Fund’s investment adviser, CLS Investments, LLC, seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing primarily in investment grade fixed income securities with no limit on average duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

• Investing up to 33% of the Fund’s total assets in lower quality, high-yielding debt securities (commonly referred to as “junk bonds”), including ETFs that invest in junk bonds. Junk bonds are bonds rated Ba by Moody’s, BB by S&P, or lower.

• Investing up to 25% of the Fund’s total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers, including ETFs that invest in foreign fixed income securities.

Fixed income securities primarily include:

• securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

• corporate debt securities of small and medium capitalization U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

• mortgage-backed and other asset-backed securities;

• debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

• obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises, international agencies or supranational entities.

The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

In selecting securities for the Fund, CLS develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on CLS’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors. Corporate debt may be issued by companies of any capitalization.

CLS attempts to identify areas of the bond market that are undervalued relative to the rest of the market. CLS identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Once investment opportunities are identified, CLS will sell securities and shift assets among sectors depending upon changes in relative valuations and credit spreads.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Debt Securities Risk: When the Fund invests in fixed income securities or in Underlying Funds that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Inflation-indexed bonds decline in value when real interest rates rise. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: CLS will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. If CLS is incorrect in its assessment of the direction of interest rates, the credit worthiness of an issuer, or any other factor that impacts the price of fixed income securities, the Fund’s value may be adversely affected.

Smaller and Medium Issuer Risk: Investments in securities issued by small and medium capitalization companies (either directly or through ETFs) may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Principal Risks of the Fund:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compare with those of a broad measure of market performance as well as a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 3.41% (quarter ended September 30, 2010) and the lowest return for a quarter was - 2.15% (quarter ended June 30, 2013 ) The year to date return for the period ended June 30, 2014 is 2.98%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Flexible Income Fund		Label	1 Year	Life of Fund		Inception Date
Class N Shares		Return before taxes	(0.32%)	3.74%	[1]	Oct. 01, 2009
Class N Shares Return after taxes on distributions	[2]		(1.56%)	2.66%
Class N Shares Return after taxes on distributions and sale of Fund shares	[2]		0.12%	2.54%
Russell 3000® Index	[3]		33.55%	17.70%
Risk Budget Benchmark	[4]		5.99%	3.20%
Barclays Aggregate Bond Index	[5]		(2.02%)	3.79%
[1]	Flexible Income Fund commenced operations on October 1, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.
[5]	The average annual total return shown for the Barclays Aggregate Bond Index is since September 30, 2009, which is the date closest to the commencement date of the Flexible Income Fund Class N Shares.

Select Appreciation Fund
SELECT APPRECIATION FUND SUMMARY
Investment Objective:
The investment objective is long-term growth.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Select Appreciation Fund Class N Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.37%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.55%
Total Annual Fund Operating Expenses		1.92%
Fee waiver and Expense Reimbursements	[2]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver		1.70%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
Select Appreciation Fund Class N Shares	173	582	1,016	2,225

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objective by using the following investment strategies:

• Investing in (i) Underlying Funds that seek capital growth by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital growth or appreciation. The Underlying Funds used by the Fund in its allocations consist primarily of ETFs. The Underlying Funds are selected based on their security selection methodology, asset class trend, asset class fundamentals, diversification impact, cost and liquidity. These investments may include smaller and medium capitalization companies.

• Investing up to 50% of its total assets in Underlying Funds that invest in commodities.

• Using options and futures to obtain additional exposure to the market when CLS believes that a particular asset class, sector, region or country offers superior opportunities for return relative to the risk.

• Although the Fund does not seek current income, it may invest up to 40% of its total assets in long, medium, and short-term bonds and other fixed income securities of varying credit quality, or Underlying Funds that invest in these securities, when CLS believes these investments offer potential for capital appreciation. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

CLS actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk among equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund and the Underlying Funds invest. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Commodity Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked Underlying Funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Debt Securities Risk: When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Leverage Risk: The Fund’s use of options and futures is a form of leverage. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected. The Fund’s use of leverage may amplify this risk.

Market Risk: Investments in securities, and derivatives such as options and futures, in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Principal Risks of the Fund:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compare with those of a broad measure of market performance, as well as a customized risk budget benchmark. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended September 30, 2010) and the lowest return for a quarter was -20.44% (quarter ended September 30, 2011). The year to date return for the period ended June 30, 2014 is 5.03%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns Select Appreciation Fund		Label	1 Year	Life of Fund		Inception Date
Class N Shares		Return before taxes	26.92%	13.21%	[1]	Oct. 01, 2009
Class N Shares Return after taxes on distributions	[2]		22.34%	11.88%
Class N Shares Return after taxes on distributions and sale of Fund shares	[2]		18.58%	10.50%
Russell 3000® Index	[3]		33.55%	17.70%
Risk Budget Benchmark	[4]		32.74%	17.23%
[1]	Select Appreciation Fund commenced operations on October 1, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of 110% of a blended benchmark consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.

The Shelter Fund
SHELTER FUND SUMMARY
Investment Objective:
The Fund's primary investment objective is limiting the impact of large equity market declines.
The Fund's secondary investment objective is growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Shelter Fund Class N
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.37%
Acquired Fund Fees and Expenses (Underlying Funds)	[1]	0.18%
Total Annual Fund Operating Expenses		1.55%
Fee waiver and Expense Reimbursements	[2]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver		1.33%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2015, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.15% of average daily net assets. Only the Fund's Board of Trustees may elect to terminate the waiver agreement.

Example:
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1	3	5	10
The Shelter Fund Class N	135	468	824	1,827

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of the portfolio.

Principal Investment Strategies of the Fund:

The Fund invests primarily in U.S. Treasury bills,  individual equity securities, exchange traded funds (“ETFs”), open-end mutual funds and closed-end funds that each invest primarily in equity securities (common stock and securities convertible into common stock). This group of ETFs and funds is referred to as “Underlying Funds.”  Equity securities, whether purchased directly or indirectly through Underlying Funds, are not restricted by issuer capitalization or country. The Fund’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Fund’s investment objectives by using a variety of strategies. CLS will seek to “shelter” the Fund’s portfolio from large equity market declines by investing a portion of the Fund’s assets for protection in low volatility equity ETFs, low volatility individual equity securities and U.S. Treasury bills. CLS will use the following principal investment strategies:

• Using a dynamic allocation model to determine what portion of the Fund’s portfolio should be invested for growth of capital and what portion of the Fund’s portfolio should be sheltered by investing for protection.

• Investing the protection portion of the Fund’s portfolio in low volatility equity securities, low volatility equity ETFs and U.S. Treasury bills in order to reduce the impact of large equity market declines.

• Investing the growth of capital portion of the Fund’s portfolio in (i) Underlying Funds that seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.  CLS actively manages the growth of capital portion of the Fund’s portfolio by increasing or decreasing the Fund’s investment in particular equity asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities for protection, it considers the volatility of the stock relative to the broader market seeking only to hold lower volatility stocks. CLS may hold individual equity securities as part of the growth of capital strategy as well without consideration of its volatility. CLS may sell an investment in the growth of capital portion of the Fund’s portfolio if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Fund’s objective.

Allocation of Fund assets between growth of capital and the protection portion is influenced by the current market prices of the Fund’s investments.  As prices decline, the Fund is more likely to invest in assets for protection.  Likewise, as prices increase, the Fund is more likely to invest in assets for growth of capital.

CLS, using its dynamic allocation model process, will allocate some or all of the Fund’s assets back from the protection portfolio to the growth of capital portfolio if the portfolio’s value increases above specific sensitivity levels that move the portfolio into protection and at least 31 days have passed since the assets were moved into protection.  Further, CLS has discretion to move a portion of the portfolio back in the equity market based on fundamental and technical factors.  Fundamental factors include an analysis of price/earnings ratio, expected earnings growth and other measures tied to economic influences. Technical factors include an analysis of historical security price movements such as trend analysis, relative strength, volatility and other measures derived from past prices. CLS projects that the maximum risk level (as measured by return volatility) will be similar to a portfolio invested in a globally diversified equity portfolio composed of 60% large-cap U.S. stocks, 20% small- to mid-cap U.S. stocks and 20% international stocks. CLS may engage in frequent buying and selling of securities to achieve the Fund’s objectives.

Principal Risks of the Fund:

Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Fund invests. The Fund is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

• Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The risk level of the Fund will vary significantly with moves between the growth of capital and protection portfolios. CLS may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected. The risk level of the Fund will vary significantly with moves between the growth and protection portfolios.

• Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs.

• Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Principal Risks of the Fund:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund’s average annual returns for one year and over the life of the Fund compare with those of a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Class N Shares Total Return for Years Ended December 31,

During the period shown in the bar chart, the highest return for a quarter was 8.91% (quarter ended December 31, 2013 ) and the lowest return for a quarter was -11.73% (quarter ended September 30, 2011). The year to date return for the period ended June 30, 2014 is 5.65%.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns The Shelter Fund		Label	1 Year	Life of Fund		Inception Date
Class N		Return before taxes	26.49%	5.17%	[1]	Dec. 30, 2009
Class N Return after taxes on distributions	[2]		26.40%	5.09%
Class N Return after taxes on distributions and sale of Fund shares	[2]		15.07%	4.02%
Russell 3000® Index	[3]		33.55%	16.10%
Risk Budget Benchmark	[4]		22.33%	10.70%
[1]	Shelter Fund commenced operation on December 30, 2009.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
[3]	The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.
[4]	The risk budget benchmark shows how the Fund's performance compares to a custom composite with similar risk levels as the Fund. The risk budget benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Russell 3000 Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Fund is adding the risk budget benchmark because CLS believes that the inclusion of the risk budget benchmark as a performance comparison is more fully representative of the targeted risk and return profile of the Fund.